EMPLOYEE BENEFIT PLANS (Pre-tax Amounts in AOCI Not Yet Recognized as Components of Net Periodic Costs) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service costs	$ (885)	$ (476)
Net actuarial loss	(22,544)	(18,975)
Total	(23,429)	(19,451)
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service costs	(5,337)	(5,983)
Net actuarial loss	593	(1,878)
Total	$ (4,744)	$ (7,861)